Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions

The following table contains the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions during the periods presented, and any additional consideration paid for prior years’ acquisitions. A portion of the goodwill included in the table below is expected to provide an income tax benefit.

	2016	2015	2014
Accounts receivable	$5.3	$3.7	$7.9
Inventory	5.8	4.8	16.2
Property, plant and equipment	3.7	2.7	17.1
Goodwill (see Note D)	8.7	7.9	29.4
Other intangible assets (see Note D)	12.3	14.9	14.1
Other current and long-term assets	—	.1	4.0
Current liabilities	(4.2)	(8.1)	(6.0)
Long-term liabilities	(.5)	(3.3)	(3.1)
Fair value of net identifiable assets	31.1	22.7	79.6
Less: Additional consideration for prior years’ acquisitions	(.3)	1.2	—
Less: Additional consideration payable	1.9	10.4	8.1
Less: Non-cash consideration	—	—	1.1
Net cash consideration	$29.5	$11.1	$70.4

The following table summarizes acquisitions for the periods presented.

Year Ended	Number of Acquisitions	Segment	Product/Service
December 31, 2016	3	Residential Products; Specialized Products	Distributor of geosynthetic products; Innersprings; Fabricated aerospace tubing and pipe assemblies
December 31, 2015	1	Furniture Products	Upholstered office furniture
December 31, 2014	5	Residential Products; Furniture Products	Innersprings; Geotextile products; Fabric converting for furniture and bedding; Foam carpet underlay; Home furniture components

We are finalizing all of the information required to complete the purchase price allocations related to the most recent acquisitions and do not anticipate any material modifications.

The results of operations of the above acquired companies have been included in the consolidated financial statements since the dates of acquisition. The unaudited pro forma consolidated net sales, net earnings and earnings per share as though the 2016 and 2015 acquisitions had occurred on January 1 of each year presented are not materially different from the amounts reflected in the accompanying financial statements. Certain of our acquisition agreements provide for additional consideration to be paid in cash at a later date and are recorded as a liability at the acquisition date. At December 31, 2016, there was no substantial remaining consideration payable, other than the liability associated with our 2015 acquisition discussed below.

A brief description of our acquisition activity by year is included below.
2016

We acquired three small businesses for a total purchase price of $29.2. The first, a U.S. manufacturer of aerospace tube assemblies, expands our tube forming and fabrication capabilities and adds precision machining to our aerospace platform. The second is a distributor of geosynthetic products, and the third, a South African producer of mattress innersprings. In addition to these acquisitions, we purchased the remaining interest in an Automotive joint venture in China for $35.2.
2015
We acquired a 70% interest in a European private-label manufacturer of high-end upholstered furniture. This business is complementary to our North American private-label operation and allows us to support our Work Furniture customers as they expand globally. The initial cash outlay for the 70% interest was $12.3 and per the terms of the agreement, we will acquire the remaining 30% interest in two equal parts, in 2018 and 2020. We have recorded a long-term liability of approximately $11.0 for these future payments. Future payments are estimated based upon a calculation that incorporates EBITDA and the recorded liability may fluctuate significantly until the payment dates. Any changes in this liability will be reflected in interest income or expense on the Consolidated Statement of Operations.
2014
We acquired Tempur Sealy's three U.S. innerspring production facilities for a purchase price of $44.5. This additional volume enhanced our economies of scale, benefited from our vertical integration in steel rod and wire, and allowed manufacturing optimization across a broad asset base. These factors contributed to the recognition of $17.8 in goodwill from this acquisition.

We also acquired a German designer and distributor of high-end, European-style motion furniture components for a purchase price of $16.8. This business allows us to meet varying design preferences and broadens the range of our furniture component products. These factors contributed to the recognition of $4.4 in goodwill from this acquisition.

We also acquired three other small operations, with an aggregate purchase price of approximately $18.0.